Short Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Short Term Debt [Abstract]
Short Term Debt

Note 8 — Short-term debt

Short-term debt as of September 30, 2022, and December 31, 2021, consisted of the following (in thousands):

	September 30,	December 31,
	2022	2021
Convertible Debentures, including interest payable to the Convertible Debenture Holders	$15,985	$19,439
Total Short-Term Debt	$15,985	$19,439

2021 Convertible Debentures & Warrants

On July 7, 2021, the Company consummated the initial closing of a private placement offering (the “Offering”) pursuant to the terms and conditions of a Securities Purchase Agreement for up to $15,187,500 in principal amount (“Original Principal Value”) Convertible Debentures. To manage the administration of the Offering the Company entered into a placement agency agreement with Joseph Gunner & Co. LLC, a U.S. registered broker-dealer (“Placement Agent”). At the initial closing, the Company sold the purchasers (i) 12.5% Original Issue Discount Convertible Debentures (“Debentures”) in an aggregate principal amount of $9,990,000 and (ii) warrants to purchase up to 3,534,751 shares of common stock of the Company. The Company received total gross proceeds of $8,880,000 taking into account the 12.5% discount before deducting placement agent fees and expenses of approximately $913,000. The Debentures matured on July 7, 2022. The Company intends to satisfy the debt through conversions of the debt to equity, and is considering offering incentives to renegotiate the terms of the debentures and refinancing the debt. There is no guarantee that the Company will be able to satisfy its debt with the additional issued common stock.

On August 13, 2021, the Company consummated the second closing of the offering pursuant to the same terms and conditions of the Securities Purchase Agreement dated July 7, 2021. At the second closing, the Company sold the purchasers (i) 12.5% Original Issue Discount Senior Secured Convertible Debentures in an aggregate principal amount of $3,976,875 and (ii) warrants to purchase up to 1,862,279 shares of common stock of the Company. The Company received a total of $3,535,000 in gross proceeds following the second closing taking into account the 12 % discount before deducting placement agent fees and expenses of approximately $354,000. The Debentures matured on August 13, 2022. The Company intends to satisfy the debt through conversions of the debt to equity and is considering offering incentives to renegotiate the terms of the debentures and refinancing the debt. There is no guarantee that the Company will be able to satisfy its debt with the additional issued common stock.

Under the conversion terms of the Debentures, the Debenture is convertible, in whole or in part, into shares of Common Stock at the option of the Holder at any time until the Debenture is no longer outstanding. The Holder executes a conversion by delivering to the Company a Notice of Conversion specifying the principal amount to be converted and the date on which the conversion is to be executed. The Conversion Price is set at the lower of (i) $18.00 and (ii) 80% of the average of the VWAP during the 5 Trading Day period immediately prior to the applicable Conversion Date. The number of Conversion Shares to be issued is determined by dividing the outstanding principal amount of the debenture to be converted by the Conversion Price. The Debentures are subject to mandatory conversion (“Mandatory Conversion”) in the event the Company closes a registered public offering of its Common Stock and receives gross proceeds of not less than $40,000,000 and at the completion of which the Company’s securities are traded on a national exchange (“Qualified Offering”). The Company determined that the conversion feature associated with the convertible debentures should be bifurcated and treated as a separate derivative liability. The Company recorded a revaluation gain of approximately $1.1 million for the three months ended September 30, 2022, and a revaluation loss of approximately $1.6 million for the nine months ended September 30, 2022, for the change in the fair value of the conversion option. As of September 30, 2022, the derivative liability associated with the conversion option was $7.5 million. In addition, the Company recognized a debt extinguishment gain of approximately $0.4 million for the three months ended September 30, 2022, and a loss of approximately $1.0 million for the nine months ended September 30, 2022. as a result of the conversion of debt of $4.7 million during the period ended September 30, 2022.

The Company recorded interest expense of approximately $0.6 million and $2.1 million for the three months ended September 30, 2022. The Company recorded interest expense of approximately $0.2 million for the three and nine months ended September 30, 2021.

Debenture Default

The Debentures provide that any monetary judgment filed against the Company for more than $50,000, and if such judgment remains unvacated for a period of 45 calendar days shall constitute an event of default. On December 14, 2021, the Company became aware that a Confession of Judgment (the “Confession of Judgment”) had been entered against the Company in the Superior Court of the State of California, County of Santa Clara by Tech Data on September 24, 2021. The Confession of Judgement was entered for a total sum of $5,942,559.05, which is comprised of the principal sum of $3,341,801.80 and prejudgment interest in the sum of $2,600,757.25. As a result, the Confession of Judgment was deemed to be an event of default under the Debentures although the Company only became aware of the Confession of Judgment on December 14, 2021.

On January 7, 2022, the Company received a notice of default (the “Default Notice”) from the Placement Agent stating that the Company defaulted under the Purchase Agreement as a result of: (i) the Company failing to disclose certain material indebtedness of the Company outstanding as of the date of the Purchase Agreement; and (ii) the filing of a judgment relating to such material indebtedness. Due to such events of default, (i) the Debentures are now deemed to have begun bearing interest at the default interest rate of 18% per annum from the date of the issuance of the Debentures; and (ii) the holders of the Debentures are entitled to receive in satisfaction of the amounts owing under the Debentures an amount equal to 130% of the Original Principal Value of the Debentures (“Default Principal Increase”), in accordance with the terms of the Debentures. In addition, as a result of the events of default, the exercise price for the Warrant is the lower of: (A) $18.00 and (B) an amount equal to fifty percent (50%) of the average of volume-weighted average price for the common stock of the Company over the five (5) trading days preceding the date of the delivery of the applicable exercise notice or (C) the qualified offering price as defined in the Purchase Agreement.

Note 12 — Short Term Debt

Short term debt as of December 31, 2021, consisted of the following (in thousands):

December 31,
2021

Convertible Debentures & Warrants, including interest payable to the Convertible Debenture Holders	$19,439

2021 Convertible Debentures & Warrants

On July 7, 2021, the Company consummated the initial closing of a private placement offering (the “Offering”) pursuant to the terms and conditions of a Securities Purchase Agreement for up to $15.2 million in principal amount (“Original Principal Value”) Convertible Debentures. To manage the administration of the Offering the Company entered into a placement agency agreement with Joseph Gunner & Co. LLC, a U.S. registered broker-dealer (“Placement Agent”). At the initial closing, the Company sold the purchasers (i) 12.5% Original Issue Discount Convertible Debentures (“Debentures”) in an aggregate principal amount of $9,990,000 and (ii) warrants to purchase up to 3.5 million shares of common stock of the Company. The Company received total gross proceeds of $8.9 million taking into account the 12.5% discount before deducting placement agent fees and expenses of approximately $0.9 million. The Debentures mature on July 7, 2022, subject to a three-month extension upon mutual agreement of the Company and the holder.

On August 13, 2021, the company consummated the second closing of the offering pursuant to the same terms and conditions of the Securities Purchase Agreement dated July 7, 2021. At the second closing, the Company sold the purchasers (i) 12.5% Original Issue Discount Senior Secured Convertible Debentures in an aggregate principal amount of $3.4 million and (ii) warrants to purchase up to 1,862,279 shares of common stock of the Company. The Company received a total of $3.5 million in gross proceeds following the second closing taking into account the 12 % discount before deducting placement agent fees and expenses of approximately $0.3 million. The Debentures mature on August 13, 2022, subject to a three-month extension upon mutual agreement of the Company and the holder.

In conjunction with the Convertible Debentures, the Company entered into a Warrant Purchase Agreement (the “Agreement”) providing investors the right to purchase common stock of Sysorex. The exercise price will be either 1) the Qualified Offering Price, in the event of a Qualified Offering or 2) in the event of no Qualified Offering, the lower of a) $18.00 and b) an amount equal to 80% of the average of VWAP (as defined therein) for the common stock. The term of the warrant is five years. The warrants issued in connection with the debt were equity classified at issuance and were allocated a value of approximately $896,000 on a relative fair value basis.

The Company recorded the debt net of the 12.5% discount, of which totaled $1.5 million, the placement agent fees and expenses of $1.3 million and the debt discounts attributed to the fair value of the warrants and conversion option derivative liability of approximately $0.8 million and $2.1 million, respectively. The Company expensed the entire debt discount and issuance costs as a result of the debenture default, as disclosed below.

Under the conversion terms of the Debentures, the Debenture is convertible, in whole or in part, into shares of Common Stock at the option of the Holder at any time until the Debenture is no longer outstanding. The Holder executes a conversion by delivering to the Company a Notice of Conversion specifying the principal amount to be converted and the date on which the conversion is to be executed. The Conversion Price is set at the lower of (i) $18.00 and (ii) 80% of the average of the VWAP during the 5 Trading Day period immediately prior to the applicable Conversion Date. The number of Conversion Shares to be issued is determined by dividing the outstanding principal amount of the debenture to be converted by the Conversion Price. The Debentures are subject to mandatory conversion (“Mandatory Conversion”) in the event the Company closes a registered public offering of its Common Stock and receives gross proceeds of not less than $40 million and at the completion of which the Company’s securities are traded on a national exchange (“Qualified Offering”). The Company determined that the conversion feature associated with the convertible debentures should be bifurcated and treated as a separate derivative liability. An initial fair value of $2.1 million was assigned to the conversion option, The conversion option is marked to market at the end of each reporting period. The Company recorded a revaluation loss of approximately $6.3 million for the year ended December 31, 2021, for the change in the fair value of the conversion option.  As of December 31, 2021, the derivative liability associated with the conversion option was $8.4 million.

Debenture Default

The Debentures provide that any monetary judgment filed against the Company for more than $50,000, and if such judgment remains unvacated for a period of 45 calendar days shall constitute an event of default. On December 14, 2021, the Company became aware that a Confession of Judgment (the “Confession of Judgment”) had been entered against the Company in the Superior Court of the State of California, County of Santa Clara by Tech Data on September 24, 2021. The Confession of Judgement is entered for a total sum of $5,942,559.05, which is comprised of the principal sum of $3,341,801.80 and prejudgment interest in the sum of $2,600,757.25. As a result, the Confession of Judgment was deemed to be an event of default under the Debentures although the Company only became aware of the Confession of Judgment on December 14, 2021.

On January 7, 2022, the Company received a notice of default (the “Default Notice”) from the Placement Agent stating that the Company defaulted under the Purchase Agreement as a result of: (i) the Company failing to disclose certain material indebtedness of the Company outstanding as of the date of the Purchase Agreement; and (ii) the filing of a judgment relating to such material indebtedness. Due to such events of default, (i) the Debentures are now deemed to have begun bearing interest at the default interest rate of 18% per annum from the date of the issuance of the Debentures; and (ii) the holders of the Debentures are entitled to receive in satisfaction of the amounts owing under the Debentures an amount equal to 130% of the Original Principal Value of the Debentures (“Default Principal Increase”), in accordance with the terms of the Debentures. In addition, as a result of the events of default, the exercise price for the Warrant is the lower of: (A) $18.00 and (B) an amount equal to fifty percent (50%) of the average of volume-weighted average price for the common stock of the Company over the five (5) trading days preceding the date of the delivery of the applicable exercise notice or (C) the qualified offering price as defined in the Purchase Agreement.

The Company has not made a formal determination of an event of default. However, as a result of the Default Notice, the Company has recorded a loss of approximately $7.8 million on the Consolidated Statement of Operations on the line captioned Loss contingency on debt default (“Contingent Loss”).  The Contingent Loss consists of the unamortized debt issuance costs and original interest discount of approximately $3.3 million and the Default Principal increase of approximately $4.2 million, and approximately $0.3 of debt and issuance costs incurred.

The Company recognized approximately $1.5 million of interest expense for the year ended December 31, 2021. Included in Convertible debt is $1.2 million of interest payable on December 31, 2021, to the Convertible Debenture Holders.

Non-Recourse Factoring and Security Agreement

Effective as June 19, 2020, prior to the merger, the Company and SouthStar Financial, LLC (“SouthStar”) entered into a Non-Recourse Factoring and Security Agreement (the “Agreement”) pursuant to which SouthStar may purchase receivables from the Company (the “Purchased Receivables”) for a price not to exceed 85% of the face value of the Purchased Receivables or a lesser percentage agreed upon between the Company and SouthStar. In consideration of SouthStar’s purchase of the Purchased Receivables, the Company will pay to SouthStar an amount equal to 0.8% of the face amount of the Purchased Receivables for the first 10-day period after payment for the Purchased Receivables is transmitted to SouthStar plus 0.9% for each additional 10-day period or part thereof, calculated from the date of purchase until payments received by SouthStar in collected funds on the Purchased Receivables equals the purchase price of the Purchased Receivables plus all charges due SouthStar from the Company at the time. An additional 1.0% per 10-day period will be charged for invoices exceeding 60 days from invoice date.

As of December 31, 2021, the Company did not have any of its receivables financed.